Note 15 - Financial Instruments with Off-balance Sheet Risk - Minimum Rental Commitments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 132
2019	115
2020	112
2021	101
2022	40
Thereafter	175
$ 675